Quarterly results (unaudited): (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information [Line Items]
Revenues		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			$ 0	$ 0	$ 0
Gross profit (loss)		0	0	0	0	0	0	0	0	0	0	0	0			0	0	0
Discontinued operations		(825)	(3,994)	(447)	(135)	(1,252)	(1,548)	(1,279)	(2,070)	(4,650)	(1,548)	(995)	(1,013)			(5,401)	(6,149)	(8,206)
Net loss	$ (2,841)	$ (5,939)	$ (10,041)	$ (12,705)	$ (9,831)	$ (12,518)	$ (3,368)	$ (8,724)	$ (8,224)	$ (10,051)	$ 365	$ (7,996)	$ (5,171)	$ (4,022)	$ (32,578)	$ (38,517)	$ (32,834)	$ (22,853)
EPS-discontinued operations (in dollars per share)	$ 0	$ 0	$ (0.53)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.63)	$ (0.03)	$ (0.04)	$ (0.05)
EPS-net loss basic and diluted (in dollars per share)		$ (0.03)	$ (0.05)	$ (0.07)	$ (0.06)	$ (0.07)	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.07)	$ 0	$ (0.05)	$ (0.04)